Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 9. Commitments and Contingencies
Leases
During the year ended December 31, 2021, the Company maintained three leases of facilities located in the United States and the Netherlands, as well as one lease of office equipment, under operating leases. The Company maintained one additional lease of equipment under a finance lease arrangement which expired during the year ended December 31, 2020. Additionally, the Company terminated one lease of office space during the year ended December 31, 2021.
The table below presents certain information related to the Company’s lease costs:

	Year Ended December 31,
	2021	2020
Operating lease expense	$839	$2,217
Finance lease expense	—	16
Interest expense on finance lease liabilities	—	1
Short-term lease expense	—	14

Total lease cost	$839	$2,248

Right of use assets and lease liabilities for operating leases were recorded in the consolidated balance sheets as follows:

	December 31,
	2021	2020
Assets:
Right-of-use assets, net	$842	$2,102

Total lease assets	$842	$2,102

Liabilities:
Current liabilities:
Operating lease liabilities, current	$639	$1,222
Non-current liabilities:
Operating lease liabilities, net of current portion	326	$1,094

Total lease liability	$965	$2,316

The Company’s lease agreements do not state an implicit borrowing rate; therefore, an internal incremental borrowing rate was determined based on information available at the lease commencement date for the purposes of determining the present value of lease payments. The incremental borrowing rate reflects the cost to borrow on a securitized basis in each market. The weighted-average remaining lease term for operating leases was 1.83 years and the weighted-average incremental borrowing rate was 5.33% as of December 31, 2021.
Supplemental cash flow information related to the Company’s leases was as follows:

	Year Ended December 31,
	2021	2020
Operating cash flows from operating leases	$928	$2,346
Operating cash flows from finance leases	—	1
Financing cash flows from finance leases	—	18
Lease liabilities arising from obtaining right-of-use assets	—	4,445

As of December 31, 2021, future minimum lease payments required under operating leases are as follows:

2022	$675
2023	210
2024	129
2025	1

Total minimum lease payments	1,015
Less effects of discounting	(50)

Present value of future minimum lease payments	$965

Desktop Metal
On March 26, 2021, the Company entered into a
non-binding
Memorandum of Understanding (“MOU”) with Desktop Metal, pursuant to which Desktop Metal agreed to invest $20.0 million in the PIPE Investment. Upon consummation of this investment, the Company became obligated to purchase $20.0 million of equipment, materials and services from Desktop Metal. In conjunction with these obligations, the Company and Desktop Metal agreed to develop a strategic partnership. As of December 31, 2021, the Company paid $4.5 million to Desktop Metal for equipment, materials and services received, and placed purchase orders for another $15.5 million of equipment, materials and services.
Legal Proceedings
The Company is involved in various legal proceedings which arise from time to time in the normal course of business. While the results of such matters generally cannot be predicted with certainty, management does not expect any such matters to have a material adverse effect on the Company’s consolidated financial position or results of operations for the years ended December 31, 2021 and 2020.